Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000256502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 5,000,000		$ 5,392,076.13	$ 5,620,555.12	$ 5,602,005.54	$ 6,048,351.01	$ 6,272,440.45	$ 6,803,666.81	$ 5,861,798.98	$ 5,995,086.07	$ 6,938,048.14	$ 7,366,381.9
C000256501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	5,000,000		5,397,939.9	5,633,660.48	5,620,876.06	6,080,138.1	6,306,503.36	6,847,347.66	5,907,249.54	6,047,891.81	6,997,355.2	7,428,946.16
C000256503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,717.12	11,100.86	10,998.95	11,802.89	12,160.28	13,105.12	11,223.01	11,388.77	13,086.45	13,816.63
C000256504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000		10,687.66	11,033.11	10,890.58	11,647.56	11,958.54	12,839.66	10,953.26	11,085.42	12,689.74	13,342.17
C000256500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	9,775		10,506.66	10,917.66	10,845.64	11,672.85	12,063.34	13,044.23	11,202.48	11,415.15	13,148.84	13,911.19
Bloomberg U S Universal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Total Return Index
Accumulated Value	10,000		10,611.06759	10,713.24618	10,605.82041	11,673.78469	12,454.10568	12,479.3553	10,616.85443	10,787.70489	12,090.3228	12,501.96382
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value	$ 10,000		$ 10,519.24384	$ 10,526.87216	$ 10,398.85663	$ 11,469.51677	$ 12,270.6478	$ 12,160.81827	$ 10,385.38506	$ 10,452.30913	$ 11,661.4835	$ 11,997.76878